Employee Benefit Plans - Stock Options - Additional Information (Details) - Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Stock Option Plans
Cash received from the exercises of stock option	$ 2.3	$ 1.8	$ 5.0
Minimum ownership period for tendering shares to satisfy exercise price and tax withholding obligation	6 months
Intrinsic value of option exercises (in dollars)	$ 3.4	$ 2.1	$ 9.9
Weighted-average grant date fair value of options granted (in dollars per share)	$ 11.18	$ 8.40